BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares, Issued	44,359,162	28,072,366
Common Stock, Shares, Outstanding	44,359,162	28,072,366